13. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption
Date of Grant	September 24, 2015	December 28, 2015	April 29, 2016	September 27, 2016	November 29, 2016

Dividend yield (1)	None	None	None	None	None
Risk-free interest rate (2)	1.84%	2.05%	2.05%	1.39%	2.12%
Volatility (3)	26%	25%	41%	32%	32%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

Date of Grant	April 28, 2017	June 16, 2017	October 13, 2017

Dividend yield (1)	None	None	None
Risk-free interest rate (2)	2.10%	1.97%	2.02%
Volatility (3)	23%	21%	18%
Expected Life (in years) (4)	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.
(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on its historical monthly price observations.
(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2017	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2017	Weighted Average Exercise Price

$4.75 to $17.00	4,369,527	$5.07	4.85	3,108,896	$7.67

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2015	3,028,112	$6.19	5.05	$11,560
Granted	1,307,532	$14.00
Forfeited	(17,560)	$14.00
Outstanding at December 31, 2015	4,318,084	$8.52	5.76	$21,779
Exercised	(3,072)	$7.25
Granted	628,400	$13.58
Forfeited	(288,028)	$13.92
Outstanding at December 31, 2016	4,655,384	$8.87	5.17	$28,548
Exercised	(603,299)	$7.20
Granted	619,016	$16.90
Forfeited	(301,574)	$13.94
Outstanding at December 31, 2017	4,369,527	$9.89	4.85	$54,984

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2017	1,311,379	$4.54
Granted	619,016	4.01
Vested	(368,189)	5.99
Forfeited or exercised	(301,574)	5.39
Unvested at December 31, 2017	1,260,630	$3.65
Expected to vest thereafter	1,260,630	$3.65

Summary of RSUs
	Number of Shares	Weighted-Average Grant Date Fair value	Aggregate Intrinsic Value
RSUs outstanding at January 1, 2017	—	$—	$—
Granted	8,000	17.00	136
Forfeited	—	—	—
Vested	—	—	—
RSUs outstanding at December 31, 2017	8,000	$17.00	$136